Stockholders' Equity - Schedule of Weighted-average Assumptions Used in Black-scholes Valuation Method (Details)	Dec. 13, 2020	Jul. 22, 2020	Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Risk-free interest rate	0.09%	0.08%	0.57%
Expected volatility	35.74%	40.11%	69.62%
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (in years)	1 year 6 months 21 days	9 months 7 days	3 years